Annual Total Returns - Growth & Income Portfolio [BarChart] - 02.28 VIP Growth & Income Portfolio Investor PRO-08 - Growth & Income Portfolio - VIP Growth & Income Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.53%
Annual Return 2012	18.46%
Annual Return 2013	33.52%
Annual Return 2014	10.33%
Annual Return 2015	(2.32%)
Annual Return 2016	15.96%
Annual Return 2017	16.83%
Annual Return 2018	(9.05%)
Annual Return 2019	29.97%
Annual Return 2020	7.76%